Financial Assets - Current (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets - current [Abstract]
Schedule of current financial assets

	As of December 31,
(in thousands of $)	2025	2024	2023
Term accounts	948,750	1,878,890	1,131,000
Total current financial assets	$948,750	$1,878,890	$1,131,000